Derivative Liability	6 Months Ended
Dec. 31, 2016
Derivative Liability [Abstract]
DERIVATIVE LIABILITY
NOTE 9	DERIVATIVE LIABILITY

On June 10, 2016, the Company entered into a Loan Agreement with an investor pursuant to which the Company reissued a convertible promissory note from a selling investor in the principal amount of for up to $160,330. The Note is convertible into shares of common stock at an initial conversion price subject to adjustment as contained in the Note. The Conversion Price is the 80% of the average closing price of the last thirty trading days of the stock, not lower than $0.10. The Note accrues interest at a rate of 7% per annum and matures on December 10, 2017.

Due to the variable conversion price associated with this convertible promissory note, the Company has determined that the conversion feature is considered a derivative liability. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date.

The initial fair value of the embedded debt derivative of $206,996 was allocated as a debt discount $76,163 was determined using intrinsic value with the remainder $130,833 charged to current period operations as interest expenses. The fair value of the described embedded derivative was determined using the Black-Scholes Model with the following assumptions:

(1) dividend yield of	0%;
(2) expected volatility of	164%,
(3) risk-free interest rate of	0.87%,
(4) expected life of	36 months
(5) fair value of the Company’s common stock of	$0.26 per share.

During the period ended December 31, 2016, the above note was fully converted into shares and hence, now onwards no further derivative liability needs to accrue.

During the three and six months ended December 31, 2016 and 2015, the Company recorded the loss (gain) in fair value of derivative $(2,561) and $(-0- ) and $(62,418) and $-0-, respectively.

For the three and six months ended December 31, 2016 and 2015, $68,373 and $-0- and $74,772 and $-0-, respectively, was expensed in the statement of operation as amortization of debt discount related to above notes and shown as interest expenses, respectively.

The following table represents the Company’s derivative liability activity for the period ended:

Balance at June 30, 2016	$188,128
Derivative liability reclass into additional paid in capital upon notes conversion	(125,710)
Change in fair value of derivative at period end	(62,418)
Balance December 31, 2016	$-